6. EQUIPMENT	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 6. EQUIPMENT

		June 30, 2015			December 31, 2014
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$75,623	$58,459	$17,164	$81,314	$60,877	$20,437
Computer equipment	341,380	281,423	59,957	363,823	290,361	73,462
Field equipment	201,847	140,601	61,246	217,036	141,797	75,239
Buildings	45,350	38,350	7,000	48,762	40,334	8,428
	$664,200	$518,833	$145,367	$710,935	$533,369	$177,566